Other Non-Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets
OTHER NON-CURRENT ASSETS

As of March 31, 2017 and December 31, 2016, other non-current assets consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Advances made under EPC and non-EPC contracts	$20	$23
Advances made to municipalities for water system enhancements	95	95
Advances and other asset conveyances to third parties to support LNG terminals	30	31
Tax-related payments and receivables	—	3
Information technology service assets	21	22
Other	2	11
Total other non-current assets, net	$168	$185

OTHER NON-CURRENT ASSETS

As of December 31, 2016 and 2015, other non-current assets consisted of the following (in thousands):

	December 31,
	2016	2015
Advances made under EPC and non-EPC contracts	$22,809	$32,049
Advances made to municipalities for water system enhancements	95,495	89,953
Advances and other asset conveyances to third parties to support LNG terminals	30,707	28,850
Tax-related payments and receivables	3,248	5,535
Information technology service assets	22,145	24,166
Other	10,939	14,265
Total other non-current assets, net	$185,343	$194,818